Restructuring - Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate & Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	502	356	237
Private & Commercial Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	1,054	453	141
Deutsche Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	38	101	22
Non-Core Operations Unit [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	0	0	1
Infrastructure/Regional Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	451	541	261
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	2,045	1,451	662